[Front Cover]

Semiannual Report January 31, 2000

Oppenheimer
Trinity Core Fund

[LOGO]OPPENHEIMERFUNDS(R)
      The Right Way to Invest

PRESIDENT'S LETTER

DEAR SHAREHOLDER,

Whenever a new year begins -- let alone a new decade or century -- it makes sense to pause a moment to assess where we've been and where we're going.

In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor sentiment because of economic uncertainty.When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas.At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures.Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation-fighting resolve by raising interest rates three times between June and November.

As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns and, overall, foreign stocks outperformed U.S. stocks in 1999.

Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.

We see particularly compelling opportunities outside of the U.S. market. Many foreign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices. In Europe, corporate restructuring has just begun, giving companies there the same potential for cost-cutting and productivity improvements that U.S. companies enjoyed years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.

Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control.The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com"companies will survive, and many of these high-flying Internet stocks will eventually -- and perhaps very suddenly -- return to more reasonable levels.The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.

What else is in store for investors in 2000? While we do not have a crystal ball, we believe that in almost any investment environment, consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risk, and availing oneself of the services of a knowledgeable financial advisor. Indeed, these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds The Right Way to Invest in 2000 and beyond.


Sincerely,

/s/Bridget A.  Macaskill
Bridget A.  Macaskill
President
Oppenheimer
Trinity Core Fund

February 22, 2000

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.

AN INTERVIEW WITH YOUR FUND'S MANAGERS

MIGUEL DE BRAGANCA
DANIEL BURKE
BLAKE GALL
JENNIFER KOSMO
PORTFOLIO MANAGERS

HOW HAS OPPENHEIMER TRINITY CORE FUND PERFORMED SINCE ITS INCEPTION? We are disappointed that market conditions largely worked against us over the five months since the Fund began operations (September 1, 1999--January 31, 2000).

Although the Fund's benchmark, the S&P 500 Index, produced very attractive returns over the past five months, a closer look reveals that the Index's rise was fueled by a relatively small number of growth stocks. Good performance within the Index was particularly concentrated within technology stocks, many of which have reached valuations that are quite high by historical measures. Because our risk-averse, highly disciplined stock selection strategy tends to avoid very expensive stocks, and is diversified across all market sectors, we did not participate as heavily in many of the market's leaders as the Index did.

WHAT IS THE FUND'S STOCK SELECTION STRATEGY?
Oppenheimer Trinity Core Fund seeks to invest in the most attractive stocks within each sector of the S&P 500 Index, which is composed almost exclusively of large-capitalization stocks.To find such stocks, we employ a "bottom up" management approach in which we rigorously assess the strengths and weaknesses of individual companies rather than investing according to broad economic or market trends.

In particular, we use multifactor computer models that rank the stocks within each of 11 market sectors according to their relative attractiveness on a variety of valuation, growth and momentum measures. Our team of securities analysts then conducts intensive fundamental research into the most highly ranked companies. By combining quantitative analysis with fundamental research, we believe that we can eliminate subjective biases to produce higher returns than the S&P 500 over the course of a full market cycle.

To manage the risk of investing, we try to ensure that the percentage of Fund assets allocated to each market sector approximates its weighting in the S&P 500 Index.Within each market sector, we strive to add value by emphasizing those stocks that we regard as most attractive, and de-emphasizing those stocks that we believe are least attractive.

WHAT SECTORS CONTRIBUTED MOST TO THE FUND'S RETURNS DURING THE REPORTING PERIOD? The Fund benefited most from the same sector that fueled most of the S&P 500's advance: technology. Most other market sectors in the Index produced lackluster performance.Within the technology sector, we invested in a number of strong performers. However, because our stock selection process typically avoids stocks with unjustifiably high valuations, we had less exposure than the Index to most of the top 50 technology stocks during the period.

HAS THE DOMINANCE OF LARGE-CAP GROWTH STOCKS CAUSED YOU TO CONSIDER CHANGING YOUR INVESTMENT APPROACH?
Absolutely not! We've seen similarly narrow markets before, including the "Nifty Fifty" in the 1970s, energy stocks in the 1980s and the "Sweet Sixteen" consumer stocks in the early 1990s. Ultimately, these overpriced stocks fell from their lofty valuations while the rest of the market broadened considerably. In our opinion, history is likely to repeat itself in this regard.



                           Oppenheimer Trinity Core Fund                    3

WHAT IS YOUR OUTLOOK FOR THE FORESEEABLE FUTURE?
As "bottom up"portfolio managers, we do not attempt to forecast economic or market trends. Instead, we maintain an unwavering focus on the fundamental strengths and weaknesses of the companies in which we invest.With that said, however, it is difficult for us to imagine that the U.S. stock market will remain as narrow as it was in 1999.Valuation differences between growth stocks and value stocks have reached extreme levels, in our opinion.

We believe that the gap is likely to narrow closer to historical norms. Accordingly, we intend to maintain our disciplined approach to investing in large-capitalization stocks. Indeed, maintaining the integrity of our approach during difficult markets is what makes Oppenheimer Trinity Core Fund an important part of The Right Way to Invest.


Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website, WWW.OPPENHEIMERFUNDS.COM.


4                          Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           January 31, 2000 / Unaudited



                                                                                                        MARKET VALUE
                                                                                             SHARES     SEE NOTE 1
=========================================================================================================================
COMMON STOCKS - 95.3%
-------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.2%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.2%
-------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                 200      $          5,925
-------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                           200                 7,975
-------------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                                500                 7,969
-------------------------------------------------------------------------------------------------------------------------
Goodrich (B.F.) Co.                                                                            300                 7,500
-------------------------------------------------------------------------------------------------------------------------
Hercules, Inc.                                                                                 300                 5,137
-------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                           300                16,519
                                                                                                          ---------------
                                                                                                                  51,025
-------------------------------------------------------------------------------------------------------------------------
METALS - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                    200                 3,487
-------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                    300                14,925
-------------------------------------------------------------------------------------------------------------------------
USX-U.S. Steel Group, Inc.                                                                     300                 7,462
                                                                                                          ---------------
                                                                                                                  25,874
-------------------------------------------------------------------------------------------------------------------------
PAPER - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Group                                                                          400                16,300
-------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 8.8%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.7%
-------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                         300                14,137
-------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                         300                15,075
                                                                                                          ---------------
                                                                                                                  29,212
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.9%
-------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                           300                16,519
-------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                           900               120,037
-------------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                                   500                24,719
                                                                                                          ---------------
                                                                                                                 161,275
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                                  700                30,844
-------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.4%
-------------------------------------------------------------------------------------------------------------------------
Cooper Industries, Inc.                                                                        300                11,512
-------------------------------------------------------------------------------------------------------------------------
Cummins Engine Co., Inc.                                                                       100                 3,825
-------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                  800                38,400
-------------------------------------------------------------------------------------------------------------------------
PACCAR, Inc.                                                                                   200                 8,287
-------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                     500                 9,219
-------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                      1,600                68,400
                                                                                                          ---------------
                                                                                                                 139,643
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 8.6%
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 3.6%
-------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.                                           (1)                     300                19,781
-------------------------------------------------------------------------------------------------------------------------
ALLTELL Corp.                                                                                  200                13,350
-------------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                     300                15,825
-------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                                              (1)                     100                14,337
-------------------------------------------------------------------------------------------------------------------------
MCI WorldCom, Inc.                                                     (1)                   1,900                87,281
                                                                                                          ---------------
                                                                                                                 150,574



5  Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Unaudited / Continued



                                                                                                        MARKET VALUE
                                                                                             SHARES     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 5.0%
-------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.                                                                          1,300      $         80,519
-------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                                500                23,531
-------------------------------------------------------------------------------------------------------------------------
GTE Corp.                                                                                      900                65,981
-------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                       300                12,937
-------------------------------------------------------------------------------------------------------------------------
U S West, Inc.                                                                                 400                26,600
                                                                                                          ---------------
                                                                                                                 209,568
-------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 10.6%
-------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 2.3%
-------------------------------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                                           200                 8,012
-------------------------------------------------------------------------------------------------------------------------
Dana Corp.                                                                                     400                 9,400
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                 600                29,850
-------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                                           500                14,500
-------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                         300                16,575
-------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                           300                12,694
-------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                                100                 5,825
                                                                                                          ---------------
                                                                                                                  96,856
-------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                           (1)                     500                 9,969
-------------------------------------------------------------------------------------------------------------------------
Mirage Resorts, Inc.                                                   (1)                     900                11,250
                                                                                                          ---------------
                                                                                                                  21,219
-------------------------------------------------------------------------------------------------------------------------
MEDIA - 2.6%
-------------------------------------------------------------------------------------------------------------------------
New York Times Co., Cl. A                                                                      400                18,275
-------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                            1,000                79,937
-------------------------------------------------------------------------------------------------------------------------
Times Mirror Co. (The), Cl. A                                                                  200                11,837
                                                                                                          ---------------
                                                                                                                 110,049
-------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.7%
-------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                      (1)                     400                16,650
-------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                        1,000                54,750
                                                                                                          ---------------
                                                                                                                  71,400
-------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 3.5%
-------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                               100                 5,662
-------------------------------------------------------------------------------------------------------------------------
Limited, Inc.                                                                                  600                18,412
-------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                              700                31,237
-------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                           600                10,575
-------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                          (1)                   1,100                26,194
-------------------------------------------------------------------------------------------------------------------------
Tandy Corp.                                                                                    400                19,550
-------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                   500                33,031
                                                                                                          ---------------
                                                                                                                 144,661



6  Oppenheimer Trinity Core Fund


-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Unaudited / Continued



                                                                                                        MARKET VALUE
                                                                                             SHARES     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 7.4%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                                                                      200      $         11,187
-------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                            200                11,487
-------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                                                    600                15,150
                                                                                                          ---------------
                                                                                                                  37,824
-------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.7%
-------------------------------------------------------------------------------------------------------------------------
CBS Corp.                                                              (1)                     500                29,156
-------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                       300                 4,762
-------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                              200                 7,262
-------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                    500                 9,406
                                                                                                          ---------------
                                                                                                                  21,430
-------------------------------------------------------------------------------------------------------------------------
FOOD - 2.9%
-------------------------------------------------------------------------------------------------------------------------
Bestfoods                                                                                      800                34,800
-------------------------------------------------------------------------------------------------------------------------
Campbell Soup Co.                                                                              700                22,006
-------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                            600                18,712
-------------------------------------------------------------------------------------------------------------------------
Nabisco Group Holdings Corp.                                                                 1,200                10,350
-------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                               1,900                35,031
                                                                                                          ---------------
                                                                                                                 120,899
-------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                          (1)                     800                30,550
-------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                                700                12,600
                                                                                                          ---------------
                                                                                                                  43,150
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.4%
-------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                            800                25,450
-------------------------------------------------------------------------------------------------------------------------
Fort James Corp.                                                                               900                24,075
-------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                           100                10,088
                                                                                                          ---------------
                                                                                                                  59,613
-------------------------------------------------------------------------------------------------------------------------
ENERGY - 5.5%
-------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Coastal Corp.                                                                                  300                11,063
-------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                200                 7,200
                                                                                                          ---------------
                                                                                                                  18,263
-------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 4.4%
-------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                  200                 6,513
-------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                  700                58,494
-------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                              700                58,450
-------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                               100                 5,538
-------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                   1,200                23,850
-------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                                         300                12,263
-------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                   700                20,038
                                                                                                          ---------------
                                                                                                                 185,146

7  Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Unaudited / Continued



                                                                                                        MARKET VALUE
                                                                                             SHARES     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 0.7%
-------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                           500      $         27,531
-------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 12.6%
-------------------------------------------------------------------------------------------------------------------------
BANKS - 4.6%
-------------------------------------------------------------------------------------------------------------------------
AmSouth Bancorp                                                                              1,300                22,669
-------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                        1,400                67,813
-------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                          1,100                23,788
-------------------------------------------------------------------------------------------------------------------------
PNC Bank Corp.                                                                                 700                33,600
-------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                 1,500                33,281
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                                300                12,000
                                                                                                          ---------------
                                                                                                                 193,151
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 4.0%
-------------------------------------------------------------------------------------------------------------------------
Associates First Capital Corp., Cl. A                                                        1,700                34,000
-------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                    600                24,600
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                400                22,975
-------------------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                                1,000                35,250
-------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                          300                13,969
-------------------------------------------------------------------------------------------------------------------------
PaineWebber Group, Inc.                                                                        300                11,531
-------------------------------------------------------------------------------------------------------------------------
SLM Holding Corp.                                                                              600                23,363
                                                                                                          ---------------
                                                                                                                 165,688
-------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.6%
-------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                    700                30,406
-------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                             200                20,825
-------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.                                                                                1,300                19,825
-------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                         600                22,163
-------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                            500                13,375
                                                                                                          ---------------
                                                                                                                 106,594
-------------------------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 1.4%
-------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                                    600                17,663
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                      1,600                40,600
                                                                                                          ---------------
                                                                                                                  58,263
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 9.8%
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 8.3%
-------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                            100                 3,263
-------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                       100                 6,600
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              900                77,456
-------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                              600                40,125
-------------------------------------------------------------------------------------------------------------------------
Mallinckrodt, Inc.                                                                             300                 8,644
-------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                              200                15,763
-------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                 1,600                58,200
-------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                        1,400                61,600
-------------------------------------------------------------------------------------------------------------------------
Warner Lambert Co.                                                                             800                75,950
                                                                                                          ---------------
                                                                                                                 347,601

8  Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Unaudited / Continued



                                                                                                        MARKET VALUE
                                                                                             SHARES     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 1.5%
-------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                 300      $         17,100
-------------------------------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                                              200                 8,950
-------------------------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                                                            100                 6,200
-------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                        200                 5,238
-------------------------------------------------------------------------------------------------------------------------
United Healthcare Corp.                                                                        500                26,500
                                                                                                          ---------------
                                                                                                                  63,988
-------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 26.9%
-------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 5.2%
-------------------------------------------------------------------------------------------------------------------------
Adaptec, Inc.                                                          (1)                     200                10,475
-------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                                    (1)                   1,800                69,188
-------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                            100                10,825
-------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                          900               100,969
-------------------------------------------------------------------------------------------------------------------------
NCR Corp.                                                              (1)                     500                19,250
-------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                                                 (1)                     100                 7,856
                                                                                                          ---------------
                                                                                                                 218,563
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 1.8%
-------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                               800                39,250
-------------------------------------------------------------------------------------------------------------------------
Unisys Corp.                                                           (1)                   1,100                35,063
                                                                                                          ---------------
                                                                                                                  74,313
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 6.3%
-------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                            300                16,519
-------------------------------------------------------------------------------------------------------------------------
America Online, Inc.                                                   (1)                     200                11,388
-------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                        400                27,475
-------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp.                                                (1)                     300                27,563
-------------------------------------------------------------------------------------------------------------------------
Compuware Corp.                                                        (1)                   1,100                23,306
-------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                  800                54,100
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                        (1)                     900                88,088
-------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                           (1)                     300                14,986
                                                                                                          ---------------
                                                                                                                 263,425
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 4.7%
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                    (1)                     700                76,650
-------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                    1,800                99,450
-------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.                                                          (1)                     400                21,600
                                                                                                          ---------------
                                                                                                                 197,700
-------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 7.2%
-------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                  (1)                      300                28,050
-------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                               (1)                      400                54,900
-------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                    900                89,044
-------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                 300                41,025
-------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                        400                43,150
-------------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp.                                                                           300                 9,131
-------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                           (1)                     800                36,600
                                                                                                          ---------------
                                                                                                                 301,900


9  Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Unaudited / Continued



                                                                                                        MARKET VALUE
                                                                                 SHARES                 SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
PHOTOGRAPHY - 1.7%
-------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                                              600      $         37,125
-------------------------------------------------------------------------------------------------------------------------
Xerox Corp.                                                                                  1,500                31,313
                                                                                                          ---------------
                                                                                                                  68,438
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.6%
-------------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                                          500                23,156
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - 2.3%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.8%
-------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.                                                                               500                15,000
-------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.                                                                                 300                10,425
-------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                              900                20,475
-------------------------------------------------------------------------------------------------------------------------
GPU, Inc.                                                                                      400                11,600
-------------------------------------------------------------------------------------------------------------------------
Unicom Corp.                                                                                   400                15,650
                                                                                                          ---------------
                                                                                                                  73,150
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                1,200                22,275
                                                                                                          ---------------
Total Common Stocks (Cost $4,035,658)                                                                          3,979,717

                                                                                 FACE
                                                                                 AMOUNT
=========================================================================================================================
Repurchase Agreements - 4.8%
-------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 5.68%, dated 1/31/00, to be repurchased at $200,032 on 2/1/00,
collateralized by U.S. Treasury Nts., 5%-8%, 5/31/00-11/15/28,
with a value of $98,700, U.S. Treasury Bonds, 5.25%-12%,
2/15/06-11/15/28, with a value of $91,513 and U.S. Treasury
Bills, 6/29/00, with a value of $13,923 (Cost $200,000)                          $         200,000               200,000

-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $4,235,658)                                               100.1%             4,179,717
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (0.1)                (4,956)
                                                                                   ----------------     -----------------
NET ASSETS                                                                                  100.0%      $      4,174,761
                                                                                   ================     =================


1.  Non-income producing security.

See accompanying Notes to Financial Statements.



10  Oppenheimer Trinity Core Fund

------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                               January 31, 2000 / Unaudited



==============================================================================================================================
ASSETS
Investments, at value (cost $4,235,658) - see accompanying statement                                               $4,179,717
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                   17,131
------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                       35,750
Shares of beneficial interest sold                                                                                     35,578
Interest and dividends                                                                                                  3,571
Other                                                                                                                   2,538
                                                                                                                   -----------
Total assets                                                                                                        4,274,285

==============================================================================================================================
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                                  89,747
Distribution and service plan fees                                                                                      2,656
Registration and filing fees                                                                                              957
Transfer and shareholder servicing agent fees                                                                             584
Shareholder reports                                                                                                       443
Other                                                                                                                   5,137
                                                                                                                   -----------
Total liabilities                                                                                                      99,524

==============================================================================================================================
NET ASSETS                                                                                                         $4,174,761
                                                                                                                   ===========

==============================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                    $4,306,743
------------------------------------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                                                    (666)
------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                              (75,375)
------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                                            (55,941)
                                                                                                                   -----------
Net assets                                                                                                         $4,174,761
                                                                                                                   ===========





11  Oppenheimer Trinity Core Fund


------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                               Unaudited / Continued



==============================================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$3,925,936 and 408,239 shares of beneficial interest outstanding)                                                       $9.62
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                            $10.21

------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $186,105
and 19,400 shares of beneficial interest outstanding)                                                                   $9.59

------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $61,758
and 6,431 shares of beneficial interest outstanding)                                                                    $9.60

------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $962 and 100 shares of beneficial interest outstanding)                                                   $9.62


See accompanying Notes to Financial Statements.





12  Oppenheimer Trinity Core Fund


---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                           For the Period from September 1, 1999
                                                                                  (commencement of operations) to January 31,
                                                                                  2000 / Unaudited


=============================================================================================================================
INVESTMENT INCOME
Dividends                                                                                                             $17,846
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                3,710
                                                                                                                     ---------
Total income                                                                                                           21,556

==============================================================================================================================
EXPENSES
Management fees                                                                                                         8,479
------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                 2,680
Class B                                                                                                                   462
Class C                                                                                                                    44
------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                            2,777
------------------------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                                      1,750
------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                             821
------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                               806
------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                     708
                                                                                                                    ----------
Total expenses                                                                                                         18,527
Less expenses paid indirectly                                                                                            (806)
                                                                                                                    ----------
Net expenses                                                                                                           17,721

==============================================================================================================================
NET INVESTMENT INCOME                                                                                                   3,835

==============================================================================================================================
REALIZED AND UNREALIZED LOSS
Net realized loss on investments                                                                                      (75,375)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                                                  (55,941)
                                                                                                                    ----------
Net realized and unrealized loss                                                                                     (131,316)

==============================================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                ($127,481)
                                                                                                                    ==========


See accompanying Notes to Financial Statements.





13  Oppenheimer Trinity Core Fund


--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                    PERIOD ENDED
                                                                                                                 JANUARY 31, 2000(1)
                                                                                                                    UNAUDITED
==============================================================================================================================
OPERATIONS
Net investment income                                                                                                  $3,835
------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                                     (75,375)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                                                 (55,941)
                                                                                                                   -----------
Net decrease in net assets resulting from operations                                                                 (127,481)

==============================================================================================================================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                                                (4,276)
Class B                                                                                                                  (222)
Class Y                                                                                                                    (3)

==============================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                                                             3,953,669
Class B                                                                                                               187,838
Class C                                                                                                                62,236

==============================================================================================================================
NET ASSETS
Total increase                                                                                                      4,071,761
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                   103,000 (2)
                                                                                                                   -----------
End of period (including overdistributed net investment
income of $666 for the period ended January 31, 2000)                                                              $4,174,761
                                                                                                                   ===========

1. For the period from September 1, 1999 (commencement of operations) to January 31, 2000.
2. Reflects the value of the Manager's initial seed money investment at August 18, 1999.

See accompanying Notes to Financial Statements.







14  Oppenheimer Trinity Core Fund


------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                    CLASS A               CLASS B               CLASS C            CLASS Y
                                                    ----------------      ----------------      ----------------   ---------------
                                                    PERIOD ENDED          PERIOD ENDED          PERIOD ENDED       PERIOD ENDED
                                                    JANUARY 31,           JANUARY 31,           JANUARY 31,        JANUARY 31,
                                                    2000 UNAUDITED(1)     2000 UNAUDITED(1)     2000 UNAUDITED(1)  2000 UNAUDITED(1)
====================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                         $10.00                $10.00                $10.00              $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                    .02                  (.01)                 (.01)                .03
Net realized and unrealized loss                               (.38)                 (.39)                 (.39)               (.38)
                                                             --------               -------      ----------------     --------------
Total loss from investment operations                          (.36)                 (.40)                 (.40)               (.35)

------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.02)                 (.01)                   --                (.03)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $9.62                 $9.59                 $9.60               $9.62
                                                             =======               =======               =======             =======
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                           (3.63)%               (4.00)%               (4.00)%            (3.55)%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $3,926                  $186                   $62                  $1
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $2,602                  $112                   $11                  $1
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: (3)
Net investment income (loss)                                  0.38%                (0.57)%               (1.00)%               0.82%
Expenses                                                      1.66%                 2.42%                 2.57%                1.28%
Expenses, net of indirect expenses                            1.59%                 2.35%                 2.50%                1.21%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                      73%                   73%                   73%                  73%


1. For the period from September 1, 1999 (commencement of operations) to January 31, 2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000 were $6,151,543 and $2,040,510, respectively.

See accompanying Notes to Financial Statements.




15  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Unaudited

1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Trinity Core Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

16  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.




17  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued



2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                                                               PERIOD ENDED JANUARY 31, 2000(1)
                                                                                        -------------------------------------
                                                                                                SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                                                           400,657      $      3,977,298
Dividends and/or distributions reinvested                                                           60                   591
Redeemed                                                                                        (2,478)              (24,220)
                                                                                              --------      -----------------
Net increase                                                                                   398,239      $      3,953,669
                                                                                              ========      =================

-----------------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                                                            31,661      $        309,984
Dividends and/or distributions reinvested                                                           22                   221
Redeemed                                                                                       (12,383)             (122,367)
                                                                                              --------      ----------------
Net increase                                                                                    19,300      $        187,838
                                                                                              ========      ================

-----------------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                                                             6,331      $         62,236
                                                                                              --------      ----------------
Net increase                                                                                     6,331      $         62,236
                                                                                              ========      ================

-----------------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                                                                                --      $             --
                                                                                              --------      -----------------
Net increase                                                                                        --      $             --
                                                                                              ========      =================


1. For the period from September 1, 1999 (commencement of operations) to January 31, 2000.

3.  UNREALIZED GAINS AND LOSSES ON SECURITIES
As of January 31, 2000, net unrealized depreciation on securities of $55,941 was composed of gross appreciation of $188,103, and gross depreciation of $244,044.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the period ended January 31, 2000 was 0.75% of average annual net assets for each class of shares, annualized for periods of less than one full year.

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.



18  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

SUB-ADVISOR FEES. The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the period ended January 31, 2000, the Manager paid $2,854 to the Sub-Advisor.

DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

---------------------- ------------------ ----------------- --------------------- ------------------- ---------------------
                       AGGREGATE          CLASS A
                       FRONT-END SALES    FRONT-END SALES   COMMISSIONS ON        COMMISSIONS ON      COMMISSIONS ON
                       CHARGES ON CLASS   CHARGES           CLASS A SHARES        CLASS B SHARES      CLASS C SHARES
                       A SHARES           RETAINED BY       ADVANCED BY           ADVANCED BY         ADVANCED BY
PERIOD ENDED                              DISTRIBUTOR       DISTRIBUTOR(1)        DISTRIBUTOR(1)      DISTRIBUTOR(1)
---------------------- ------------------ ----------------- --------------------- ------------------- ---------------------
  January 31, 2000          $15,930            $6,540              $7,957               $9,836                $--
---------------------- ------------------ ----------------- --------------------- ------------------- ---------------------

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

------------------------- --------------------------- ---------------------------- -----------------------------
                          CLASS A CONTINGENT          CLASS B CONTINGENT           CLASS C CONTINGENT DEFERRED
                          DEFERRED SALES CHARGES      DEFERRED SALES CHARGES       SALES CHARGES RETAINED BY
PERIOD ENDED              RETAINED BY DISTRIBUTOR     RETAINED BY DISTRIBUTOR      DISTRIBUTOR
------------------------- --------------------------- ---------------------------- -----------------------------
    January 31, 2000                 $--                          $--                          $--
------------------------- --------------------------- ---------------------------- -----------------------------


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended January 31, 2000, payments under the Class A plan totaled $2,680, all of which was paid by the Distributor to recipients. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.



19  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued



4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)
The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

----------------------------------------------------------------------------------------------------------------------
                   DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE PERIOD ENDED JANUARY 31, 2000, WERE AS FOLLOWS:
----------------------------------------------------------------------------------------------------------------------
                                                                                              DISTRIBUTOR'S
                                                                 DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS        AMOUNT RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN            DISTRIBUTOR            UNDER PLAN                   CLASS
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS B PLAN                $--                    $--                     $12,562                     6.75%
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS C PLAN                 --                     --                          --                       --
------------------- --------------------- ---------------------- ---------------------------- ------------------------


5.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the period ended January 31, 2000.

20  Oppenheimer Trinity Core Fund

OPPENHEIMER TRINITY CORE FUND

     OFFICERS AND TRUSTEES     Leon Levy, Chairman of the Board of Trustees
                               Donald W. Spiro, Vice Chairman of the Board of
                                     Trustees
                               Bridget A. Macaskill, Trustee and President
                               Robert G. Galli, Trustee
                               Phillip A. Griffiths, Trustee
                               Benjamin Lipstein, Trustee
                               Elizabeth B. Moynihan, Trustee
                               Kenneth A. Randall, Trustee
                               Edward V. Regan, Trustee
                               Russell S. Reynolds, Jr., Trustee
                               Clayton K. Yeutter, Trustee
                               Andrew J. Donohue, Secretary
                               Brian W. Wixted, Treasurer
                               Robert G. Zack, Assistant Secretary
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer

     INVESTMENT ADVISOR        OppenheimerFunds, Inc.

     SUB-ADVISOR               Trinity Investment Management Corporation

     DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

     TRANSFER AND              OppenheimerFunds Services
     SHAREHOLDER
     SERVICING AGENT

     CUSTODIAN OF              The Bank of New York
     PORTFOLIO SECURITIES

     INDEPENDENT AUDITORS      KPMG LLP

     LEGAL COUNSEL             Mayer, Brown & Platt

The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

This is a copy of a report to shareholders of Oppenheimer Trinity Core Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Trinity Core Fund. For material information concerning the Fund, see the Prospectus.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

21  Oppenheimer Trinity Core Fund

RS211.001.0100   March 31, 2000